Schedule of Investments
February 27, 2026 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.81%

Accident & Health Insurance - 2.52%
Aflac, Inc.	8,290	936,190

Asset Management - 2.36%
The Carlyle Group, Inc.	16,875	877,331

Base Metals - 7.82%
United States Antimony Corp. (2)	325,000	2,905,500

Beverages - 2.40%
PepsiCo, Inc.	5,250	891,135

Biotech - 11.43%
Intellia Therapeutics, Inc. (2)	100,000	1,378,000
Nuvation Bio, Inc. (2)	485,000	2,866,350

		4,244,350

Credit Services - 1.75%
Mastercard, Inc.	1,260	651,685

Electronic Computers - 4.67%
Apple, Inc.	6,563	1,733,813

General Industrial Machinery & Equipment - 3.32%
Symbotic, Inc. (2)	22,500	1,232,550

Internet Media & Services - 1.33%
Meta Platforms, Inc. Class A	760	492,617

Measuring & Controlling Device - 3.05%
Onto Innovation, Inc. (2)	5,253	1,134,070

Miscellaneous Metal Ores - 17.40%
Aura Minerals, Inc. (British Virgin Islands) (2) #	28,250	2,385,713
Cameco Corp. (Canada) #	8,800	1,041,920
NexGen Energy Ltd. (Canada) (2) #	190,889	2,436,881
Uranium Energy Corp. (2)	39,000	597,870

		6,462,384

Pharmaceutical Preparations - 8.29%
Catalyst Pharmaceuticals, Inc. (2)	52,255	1,865,504
Corcept Therapeutics, Inc. (2)	52,598	1,213,962

		3,079,465

Radio & TV Broadcasting & Communications Equipment - 1.81%
QUALCOMM, Inc.	4,723	672,366

Renewable Energy Equipment - 2.65%
Electrovaya, Inc. (Canada) (2) #	130,000	982,800

Retail-Catalog & Mail-Order Houses - 2.11%
Amazon.com, Inc. (2)	3,730	783,300

Security Brokers, Dealers & Flotation Companies - 2.38%
Stifel Financial Corp.	11,940	884,157

Semiconductors & Related Devices - 10.53%
Applied Materials, Inc.	3,870	1,440,801
NVIDIA Corp.	13,950	2,471,801

		3,912,602

Total Common Stock	(Cost $ 12,008,108)	31,876,315

Short-Term Investments - 14.09%

Huntington Conservative Deposit Account - 3.54% (3)	5,234,502	5,234,502

Total Short-Term Investment Companies	(Cost $ 5,234,502)	5,234,502

Total Investments - 99.91%	(Cost $ 17,242,611)	37,110,817

Other Assets Less Liabilities - 0.09%		34,624

Total Net Assets - 100.00%		37,145,441

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 27, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$37,110,817	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$37,110,817	-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The Conservative Deposit Account ("CDA") is a short-term investment vehicle in which the Fund holds cash balances. The
CDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount.The coupon rate shown represents the yield at February 27, 2026.
# Total value for foreign common stock is $6,847,314, representing 18.43% of net assets.